GS Mortgage-Backed Securities Trust 2022-RPL2

Exhibit 99.4 - Schedule 2

vendor_loan_id	customer_loan_id	seller_loan_id	balance_postmod	balloon_postmod	current_pra_outstanding	audited_deferred_balance	deferred_balance	diff_deferred_balance	audited_current_rate	current_rate	diff_current_rate	audited_current_P&I	current_P&I	diff_current_P&I	first_pmt_date_postmod	io_flag_postmod	io_period_postmod	audited_maturity_date_postmod	maturity_date_postmod	diff_maturity_date_postmod	audited_mod_date	mod_date	diff_mod_date	mod_pra_amount	mod_principal_forbeared	mod_type	pi_postmod	rate_postmod	amort_term_postmod	amort_type_postmod	arm_code_postmod	current_pra_forgiven	first_rate_reset_months_postmod	margin_postmod	max_rate_postmod	min_rate_postmod	pra_01_anniversary_date	pra_02_anniversary_date	pra_03_anniversary_date	rate_index_postmod	rate_reset_frequency_mo_postmod	step_01_effective_date	step_01_interest_rate	step_02_effective_date	step_02_interest_rate	step_03_effective_date	step_03_interest_rate	step_04_effective_date	step_04_interest_rate	step_05_effective_date	step_05_interest_rate	step_06_effective_date	step_06_interest_rate	step_07_effective_date	step_07_interest_rate	step_08_effective_date	step_08_interest_rate	step_09_effective_date	step_09_interest_rate	step_10_effective_date	step_10_interest_rate	step_max_interest_rate	step_max_interest_rate_date	step_rate_flag	step_rate_number	term_postmod	capitalized_corporate_advance_postmod	capitalized_escrow_postmod	capitalized_interest_postmod	capitalized_other_postmod	capitalized_total_postmod	init_periodic_rate_cap_postmod	init_periodic_rate_floor_postmod	lifetime_cap_postmod	lifetime_floor_postmod	lookback_days_postmod	mod_principal_capitalized	periodic_cap_postmod	periodic_floor_postmod	round_code_postmod	step_01_pi_amount	step_02_pi_amount	step_03_pi_amount	step_04_pi_amount	step_05_pi_amount	step_06_pi_amount	step_07_pi_amount	step_08_pi_amount	step_09_pi_amount	step_10_pi_amount	ismodrecorded	ModDocStatus	ModComments	total_outstanding_deferred	audited_total_outstanding_deferred	diff__total_outstanding_deferred	interest_bearing_balance_postmod	pra_year_1_reduction_amount	pra_year_2_reduction_amount	pra_year_3_reduction_amount	mod_extension_deferment	mod_extension_date	new_maturity_date	number_of_deferments	total_extension_deferment_amount
XXXXXX	XXXXXX	XXXXXX	$XXX	No			$XXX	Yes	X.XXX%	X.XXX%	No	$XXX	$XXX	Yes	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes		$XXX	LenderMODProgram	$XXX	X.XXX%		Fixed [1]																																		No		409	$XXX	$XXX	$XXX	$XXX	$XXX						$XXX														No	Copy/Image	Mod did not require new disclosures; change was due to financial hardship.	$XXX		$XXX	$XXX	$XXX	$XXX	$XXX	Yes	XX/XX/XXXX	XX/XX/XXXX	1	$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	No			$XXX	Yes	X.XXX%	X.XXX%	Yes	$XXX	$XXX	Yes	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes					X.XXX%		Step [99]												XX/XX/XXXX	0.03	XX/XX/XXXX	0.0358																	0.0358	XX/XX/XXXX	Yes	2	477															$XXX	$XXX									No	Copy/Image	Some of the information from modification document reviewed does not match the tape data presented. Originally questioned if this was the correct Modification, received confirmation from Investor it was the Modification to be used.		$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	Yes				$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	No	$XXX		$XXX	Yes	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XXX	$XXX		$XXX	X.XXX%		Fixed [1]		$XXX					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXXX																									No		480																									No	Copy/Image	Modification states principal balance is $XXX with interest bearing amount as $XXX Modification states PRA in place with $XXX total. From mortgage statement able to see that $XXX was forgiven on XX/XX/XXXX No other amounts were forgiven. Difference in deferred amount equals $XXX unknown where this amount comes from.	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	Yes				$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	No			$XXX	No	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XXX		$XXX	X.XXX%	439	Fixed [1]																																		No		439																									No	Copy/Image	Reviewed principal balance $XXX Tape modification program Unknown. Reviewed modification program Loan Modification HAMP. Reviewed 1st payment date XX/XX/XXXX Reviewed interest-bearing amount $XXX		$XXX	$XXX	$XXX				No
XXXXXX	XXXXXX	XXXXXX	$XXX	No			$XXX	No	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No				$XXX	X.XXX%	480	Fixed [1]																																		No		480											$XXX														Yes	Copy/Image	Interest bearing balance not matching tape data.		$XXX	$XXX	$XXX				No
XXXXXX	XXXXXX	XXXXXX	$XXX				$XXX	No	X.XXX%	X.XXX%	Yes	$XXX	$XXX	Yes	XX/XX/XXXX			XX/XX/XXXX		Yes			No																																																																					Missing	No Modification Agreement in file. Total pages in file: 910		$XXX	$XXX	$XXX				No
XXXXXX	XXXXXX	XXXXXX	$XXX	Yes			$XXX	Yes	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XXX		$XXX	X.XXX%	480	Fixed [1]																																		No		360																									No	Copy/Image	Borrower's xxx andXXX successor in interest to XXX Principal Balance stated in Modification is $XXX There is a Deferment Agreement dated XX/XX/XXXX in file used to populate the deferred amount of XXX	$XXX	$XXX	$XXX	$XXX				Yes				$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	No			$XXX	No	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XXX		$XXX	X.XXX%	480	Step [99]												XX/XX/XXXX	0.03	XX/XX/XXXX	0.04	XX/XX/XXXX	0.05	XX/XX/XXXX	0.05578													0.05578	XX/XX/XXXX	Yes	4	480	$XXX	$XXX	$XXX	$XXX	$XXX						$XXX				$XXX	$XXX	$XXX	$XXX							No	Copy/Image	UPB of tape $XXX New UPB per Mod $XXX		$XXX	$XXX	$XXX				No
XXXXXX	XXXXXX	XXXXXX	$XXX	Yes	$XXX	Yes	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes	$XXX	$XXX	X.XXX%	350	Fixed [1]	No	309	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	No	Copy/Image	No Modification Agreement in file.

XX/XX/XXXX missing doc provided.
Reviewed the executed Fixed Rate Modification Agreement. Terms include recap of past due amounts for a new interest-bearing principal balance of $XXX prior Mod deferred principal of $$XXX and a Balloon payment iao $XXX due at maturity.

																																																																																														$XXX	$XXX	$XXX	$XXX				Yes				$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	Yes	$XXX	Yes	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes	$XXX	$XXX	X.XXX%	360	Fixed [1]	No	360	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	No	Copy/Image	Reviewed the Fixed Interest Rate Modification Agreement dated XX/XX/XXXX and executed on XX/XX/XXXX. The Mod terms include a new principal balance of $XXX and a new payment based on a fixed rate of 5.875% to begin on XX/XX/XXXX through loan maturity on XX/XX/XXXX.

A 2-month Covid-19 deferment was completed in XX/XX/XXXX iao $XXX as evidenced by the addition of a deferred principal balance reflected on the XX/XX/XXXX monthly mortgage statement (loan file page 529).

The Deferred Balance Amount is $XXX based on the Payment Deferral Agreement dated XX/XX/XXXX

																																																																																														$XXX	$XXX	$XXX	$XXX				Yes				$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	Yes			$XXX	Yes	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XXX		$XXX	X.XXX%	366	Fixed [1]																																		No		367																									No	Copy/Image	Tape principal balance $XXX. Reviewed principal balance $XXX Tape interest bearing amount $XXX. Reviewed interest-bearing amount $XXX Tape outstanding balance $XXX. Reviewed deferred amount $XXX	$XXX	$XXX	$XXX	$XXX				Yes				$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	$XXX	Yes	X.XXX%	X.XXX%	Yes	$XXX	$XXX	Yes	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes	XX/XX/XXXX	Yes	$XXX	Fixed [1]	No	199	Yes	Copy/Image	The documents provided for this review show there was a deferment completed in xxxx. Most of the information in the system does not match because of this reason.

Issues found:
1.There is no interest rate or payment amounts referenced on this deferment agreement.
2.Interest bearing UPB does not match the information provided on the data tape.
3.The deferred balance does not match the information provided on the data tape.

Executed:
																																																																																													Orig - XXX_Security Instrument Note and Security Instrument Modification_151_XX/XX/XXXX	$XXX	$XXX	$XXX	$XXX				Yes				$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	Yes	$XXX	Yes	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes	$XXX	$XXX	X.XXX%	16	Fixed [1]	No	12	No	Copy/Image	Non HAMP modificationXX/XX/XXXX, data matches tape's current P & I and Rate. Data information for date of last modification was a prior modification extension agreement from XX/XX/XXXX
																																																																																													Tape interest bearing amount $XXX Reviewed interest-bearing amount $XXX		$XXX	$XXX	$XXX				Yes				$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	No	$XXX	No	X.XXX%	X.XXX%	No	$XXX	$XXX	Yes	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XXX	$XXX	X.XXX%	Fixed [1]	No	344	No	Copy/Image	The Loan Modification First Payment date is XX/XX/XXXX
The Principal Balance Amount per the modification is $XXX
The Interest Bearing Amount per the modification is $XXX
The Deferred Balance Amount is not stated in the modification.  The Data Tape does state an amount.

Modification Agreement allows for a recast every 5 years with the final recast taking place on XX/XX/XXXX.  A payment cap of 7.5% is in effect until the last recast date.

																																																																																													Total pages in file: 1,399		$XXX	$XXX	$XXX				Yes
XXXXXX	XXXXXX	XXXXXX	$XXX	Yes	$XXX	Yes	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes	$XXX	$XXX	X.XXX%	Fixed [1]	No	480	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	No	Copy/Image	No Modification Agreement in file.

XX/XX/XXXX missing doc provided.
Reviewed the executed HAMP Modification Agreement. The Agreement terms include an interest-bearing amount of $XXX and deferred principal of $XXX. Late fees and other fees were forgiven iao $XXX. The Agreement states the deferred amount is due at payoff or at loan maturity. The data tape reports a total outstanding deferred amount greater than the Mod deferral.  A subsequent deferral agreement was not provided for review.
																																																																																														$XXX	$XXX	$XXX	$XXX				Yes				$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	No	$XXX	Yes	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes	XX/XX/XXXX	XX/XX/XXXX	Yes	$XXX	$XXX	X.XXX%	Fixed [1]	No	432	Yes	Copy/Image	There are several discrepancies found on the modification:
1. Maturity Date per tape is XX/XX/XXXX, modification maturity date is XX/XX/XXXX.
2. The modification is a limited term fixed rate modification with deferment.
3. The Modified UPB shows it is off most likely because the data tape reflects the current UPB.
4. The first payment date on the datat tape is not noted, per the contract the first payment date is XX/XX/XXXX
																																																																																													5. Deferred balance contact is $XXX which doesn't match data tape, there were no other deferment agreements found.	$XXX	$XXX	$XXX	$XXX				Yes				$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	No	$XXX	No	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XXX	$XXX	X.XXX%	427	Step [99]	XX/XX/XXXX	0.03	XX/XX/XXXX	0.04	0.04	XX/XX/XXXX	Yes	2	427	$XXX	$XXX	Yes	Copy/Image	Modification shows new principle balance is $XXX and of that amount $XXX will be deferred and the interest bearing amount is $XXX
Modification shows 1st payment due date XX/XX/XXXX
																																																																																													Recast Agreement dated XX/XX/XXXX IR 4.000% and PI $XXX effective XX/XX/XXXX		$XXX	$XXX	$XXX				Yes
XXXXXX	XXXXXX	XXXXXX	$XXX	No	$XXX	Yes	X.XXX%	X.XXX%	Yes	$XXX	$XXX	Yes	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XXX	$XXX	X.XXX%	311	ARM [2]	No	239	Yes	Copy/Image	Modification reviewed, no data discrepancies. Current rate and current P&I reflect adjustable rate terms and are not referenced in modification.

The Principal Balance Amount per the modification is $XXX
The Interest Bearing Amount per the modification is $XXX
																																																																																													The Deferred Balance Amount per the modification is $XXX	$XXX	$XXX	$XXX	$XXX				Yes				$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	Yes	$XXX	Yes	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XXX	$XXX	X.XXX%	Step [99]	XX/XX/XXXX	0.04875	XX/XX/XXXX	0.05875	XX/XX/XXXX	0.06125	0.06125	XX/XX/XXXX	Yes	3	317	$XXX	$XXX	$XXX	Yes	Copy/Image	There are several discrepancies found on the modification:
1.Modification shows this is a step rate modification not a fixed mod.
2.Modification first payment days is off by a few years.
3.Interest bearing UPB does not match whats shown on modification.
4.The deferred balance does not match the information provided on the data tape.

Executed:
																																																																																													Orig - 0159764596_Security Instrument Modification_22_XXX	$XXX	$XXX	$XXX	$XXX				Yes				$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	No			$XXX	Yes	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes		$XXX		$XXX	X.XXX%	323	Fixed [1]																																		No		211																									No	Copy/Image	Modification states principal balance on $XXX executed XX/XX/XXXX. Unknown as to why difference. Modification states deferred balance is $XXX Deferment Agreement in file adds to the deferred balance of $XXX	$XXX	$XXX	$XXX	$XXX				Yes				$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	No	$XXX	Yes	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes	$XXX	$XXX	X.XXX%	338	Step [99]	XX/XX/XXXX	0.03625	XX/XX/XXXX	0.04625	XX/XX/XXXX	0.05625	XX/XX/XXXX	0.06625	0.06625	XX/XX/XXXX	Yes	4	316	$XXX	$XXX	$XXX	$XXX	Yes	Copy/Image	There are several discrepancies found on the modification:
1. The interest bearing principle does not match the system of record.
2. The modification first payment date does not match the system of record.
3. Deferred principle does not match system of record. There are no other agreements found within the data provided showing any additional deferred balances.

Note: The data tape information records the information from the last step on step rate which is why the start date information is off.

Executed:
																																																																																													Orig - XXX_Security Instrument Modification_156_xxx	$XXX	$XXX	$XXX	$XXX				Yes				$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	No	$XXX	No	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes	XX/XX/XXXX	XX/XX/XXXX	No	$XXX	$XXX	X.XXX%	432	Fixed [1]	No	432	No	Copy/Image	The Principal Balance state din Mod is $XXX
The Mod First Payment Date is is XX/XX/XXXX. The tape data states XX/XX/XXXX unknown where this number is coming from.
The Stated Maturity Date is XX/XX/XXXX. The tape data shows XX/XX/XXXX, unsure where this is coming from.
The Deferred Balance stated in the mod is $XXX, the tape shows $XXX, unsure where this is coming from.

																																																																																															$XXX	$XXX	$XXX				Yes
XXXXXX	XXXXXX	XXXXXX	$XXX	Yes	$XXX	Yes	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XXX	$XXX	X.XXX%	Step [99]	XX/XX/XXXX	0.03	XX/XX/XXXX	0.0375	0.0375	XX/XX/XXXX	Yes	2	480	$XXX	$XXX	No	Copy/Image	Non-HAMP Deferred Principal-Step Modification Agreement reviewed, no issues, no true data discrepancies. The file contains a prior HAMP Modification Agreement dated XX/XX/XXXX

																																																																																													The Mod Agreement terms include a new principal balance of $XXX, deferred principal of $XXX and a new interest-bearing balance of $XXXThe data tape appears to provide current balances.	$XXX	$XXX	$XXX	$XXX				Yes				$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	No	$XXX	Yes	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XXX	$XXX	X.XXX%	Fixed [1]	No	480	Yes	Copy/Image	Modification shows new principle balance is $XXX and of that amount $XXX will be deferred and the interest bearing amount is $XXX
Modification shows $XXX has been forgiven and is not included in the principle balance.
Modification shows 1st payment due date is XX/XX/XXXX
																																																																																														$XXX	$XXX	$XXX	$XXX				Yes				$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	Yes			$XXX	Yes	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes		$XXX		$XXX	X.XXX%		Fixed [1]																																		No		360																									No	Copy/Image	Modification states principal balance as $XXX with interest bearing amount as $XXX Modification is not executed.	$XXX	$XXX	$XXX	$XXX				Yes				$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	Yes	$XXX	Yes	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XXX	$XXX	X.XXX%	Step [99]	XX/XX/XXXX	0.03	XX/XX/XXXX	0.03875	0.03875	XX/XX/XXXX	Yes	2	480	$XXX	$XXX	Yes	Copy/Image	Modification shows new principle balance is $XXXand of that amount $XXX will be deferred and the interest bearing amount is $XXX
Modification shows as a Step rate and not a Fixed rate.
																																																																																													Modification shows shows 1st Mod payment XX/XX/XXXX	$XXX	$XXX	$XXX	$XXX				Yes				$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	No	$XXX	Yes	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes	$XXX	$XXX	X.XXX%	Fixed [1]	No	360	No	Copy/Image	The Principal Balance stated in the modification dated XX/XX/XXXX is $XXX which is different than the tape value of $XXX
The interest-bearing amount stated in the modification is $XXX which differs from the tape amount of $XXX
The Doc date in the mod is XX/XX/XXXX, the doc date from the tape is XX/XX/XXXX
There are no Covid notations on the spreadsheet or in the file.
																																																																																														$XXX	$XXX	$XXX	$XXX				Yes				$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	No	$XXX	Yes	X.XXX%	X.XXX%	Yes	$XXX	$XXX	Yes	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XXX	$XXX	X.XXX%	340	Fixed [1]	No	299	No	Copy/Image	The Principal Balance Stated in the Mod dated XX/XX/XXXX is $XXX
The modification is a fixed rate modification.
The Mod First Payment Date is XX/XX/XXXX. The tape incorrectly reflects XX/XX/XXXX.
The Interest bearing amount stated in the mod is $XXX. The tape reflects $XXX
The Current P&I is$XXXtape reflects $XXXThe Current interest rate is 3.000%, the tape reflects 2.875%.
																																																																																													The Deferred Balance stated in the mod is $XXX the tape reflects $XXX	$XXX	$XXX	$XXX	$XXX				Yes				$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	No	$XXX	Yes	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XXX	$XXX	X.XXX%	Step [99]	XX/XX/XXXX	0.03	XX/XX/XXXX	0.04	XX/XX/XXXX	0.04125	0.04125	XX/XX/XXXX	Yes	3	480	$XXX	$XXX	$XXX	Yes	Copy/Image	Modification shows new principle balance is $XXX and of that amount $XXX will be deferred and the interest bearing amount is $XXX
Modification shows amortization is a step.
																																																																																													Modification shows 1st payment date is XX/XX/XXXX	$XXX	$XXX	$XXX	$XXX				Yes				$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	No	$XXX	Yes	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XXX	$XXX	X.XXX%	305	Fixed [1]	No	266	No	Copy/Image	The Principal Balance Stated in the Mod dated XX/XX/XXXX is $XXX
The Interest-Bearing Amount is $XXX. The tape reflects $XXX
The Deferred Balance stated in the mod is $XXX, which the modification calls the “Secondary Principal Balance” and will not pay interest or make monthly payments on this amount. The tape reflects $XXX
The Mod First Payment Date is XX/XX/XXXX. The tape incorrectly reflects XX/XX/XXXX
																																																																																													There is a correspondence letter with the mod dated XX/XX/XXXX, showing the payment changed to 5.25000% at $XXX, which does not reflect the amount on the seller tape which is 4.250% at $XXX. There is more recent correspondence, XXX_SL - ARM Notices_589_XX/XX/XXXX, stating the payment changes dated XX/XX/XXXX payments change on XX/XX/XXXX change from 4.25000%, payment$XXX, which matches the tape, to $XXX at 3.87500%.	$XXX	$XXX	$XXX	$XXX				Yes				$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	No			$XXX	Yes	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XXX		$XXX	X.XXX%		Fixed [1]																																		No		360																									Yes	Copy/Image	Modification states principal balance as $XXX with interest bearing amount as$XXX	$XXX	$XXX	$XXX	$XXX				Yes				$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	Yes	$XXX	Yes	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XXX	$XXX	X.XXX%	Step [99]	XX/XX/XXXX	0.03	XX/XX/XXXX	0.035	0.035	XX/XX/XXXX	Yes	2	480	$XXX	$XXX	Yes	Copy/Image	Modification shows new principle balance is $XXX and of that amount $XXX will be deferred and the interest bearing amount is $XXX

Modification shows $XXX is forgiven and not included in principle balance.

Mod Amortization is a Step not a Fixed rate.

																																																																																													Mod 1st Payment Date is XX/XX/XXXX	$XXX	$XXX	$XXX	$XXX				Yes				$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	No	$XXX	Yes	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XXX	$XXX	X.XXX%	334	Fixed [1]	No	301	No	Copy/Image	The Principal Balance Stated in the Mod dated XX/XX/XXXX is $XXX
The Mod First Payment Date is XX/XX/XXXX The tape incorrectly reflects XX/XX/XXXX.
The Interest-Bearing Amount is$XXX The tape reflects $XXX
The Deferred Balance stated in the mod is $XXX, which the modification calls the “Secondary Principal Balance” and will not pay interest or make monthly payments on this amount. The tape reflects $XXX
This modification does not appear to be an interest only mod.
The deferred balance is due at maturity.
																																																																																													There is a correspondence letter with the mod dated XX/XX/XXXX showing the payment changed to 4.25000% at $XXX, neither of these reflect the amount on the seller tape which is 2.875% at $XXX There is more recent correspondence, file # 0142000504_SL - ARM Notices_186_XX/XX/XXXX, stating the payment changes starting XX/XX/XXXX change to 2.8750%, payment $XXX which matches the tape.	$XXX	$XXX	$XXX	$XXX				Yes				$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	No			$XXX	Yes	X.XXX%	X.XXX%	No	$XXX	$XXX	Yes	XX/XX/XXXX	Yes	60		XX/XX/XXXX	Yes	XX/XX/XXXX	XX/XX/XXXX	Yes		$XXX	Non-HAMP	$XXX	X.XXX%		Fixed [1]																																		No		387					$288,783.45						$XXX														No	Copy/Image	Deferred principal amount of $XXX starting XX/XX/XXXX, interest only period of 5 years. There is no redisclosure needed.	$XXX		$XXX	$XXX				Yes			1	$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	No			$XXX	Yes	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XXX	Non-HAMP	$XXX	X.XXX%		Fixed [1]																																		No		480	$XXX	$XXX	$XXX	$XXX	$XXX						$XXX														No	Copy/Image	The original note in the file was made in the amount of $XXX with a monthly payment of $$XXX (pg. 300). The Non-HAMP Modification was a result of default / delinquency, as evident by documents in the file, with decreased rate and payment. The Maturity Date changed from XX/XX/XXXX to XX/XX/XXXX, (pg. 261). There is no evidence in the loan file to show the re-disclosure was done The modification in file reflects a deferred balance of $$XXX and there was no PRA amount. The most recent mortgage statement located in the file on page 10 confirms the current interest rate of 4.0% and P&I of $XXX	$XXX		$XXX	$XXX				Yes			1	$XXX
XXXXXX	XXXXXX	XXXXXX	$XXX	No			$XXX	No	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes		$XXX		$XXX	X.XXX%		Step [99]												XX/XX/XXXX	0.03	XX/XX/XXXX	0.04	XX/XX/XXXX	0.04125															0.04125	XX/XX/XXXX	Yes	3	480	$XXX	$XXX	$XXX	$XXX	$XXX						$XXX				$XXX	$XXX	$XXX								No	Copy/Image	Tape UPB and Interest Bearing Amount - $XXX does not equal the Modification UPB and Interest Bearing Amount - $XXX			$XXX	$XXX				No
XXXXXX	XXXXXX	XXXXXX	$XXX	Yes	$XXX	No	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XXX	$XXX	X.XXX%	460	Step [99]	XX/XX/XXXX	0.03	XX/XX/XXXX	0.035	XX/XX/XXXX	0.035	XX/XX/XXXX	0.035	0.035	XX/XX/XXXX	Yes	4	342	$XXX	$XXX	$XXX	$XXX	No	Copy/Image	Mod Agreement found Page 1214 of 3421

Tape UPB - $XXX does not equal Modification UPB - $XXX

Tape Amortized Term - 460 months does not equal Modification Amortized Term - 599 months unable to reflect 599 within this review worksheet
																																																																																																$XXX	$XXX				No
XXXXXX	XXXXXX	XXXXXX	$XXX	No	$XXX	No	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes	$XXX	$XXX	X.XXX%	463	Step [99]	XX/XX/XXXX	0.03	XX/XX/XXXX	0.04	XX/XX/XXXX	0.05	XX/XX/XXXX	0.06	XX/XX/XXXX	0.07	0.07	XX/XX/XXXX	Yes	5	463	$XXX	$XXX	$XXX	$XXX	$XXX	No	Copy/Image	Tape principal balance $XXX. Reviewed principal balance $XXX
Tape modification date XX/XX/XXXX. Reviewed modification date XX/XX/XXXX
																																																																																													Tape interest bearing amount $XXX. Reviewed interest-bearing amount $XXX			$XXX	$XXX				No
XXXXXX	XXXXXX	XXXXXX	$XXX	No			$XXX	No	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XXX		$XXX	X.XXX%	480	Step [99]												XX/XX/XXXX	0.03	XX/XX/XXXX	0.035																	0.035	XX/XX/XXXX	Yes	2	480															$XXX	$XXX									No	Copy/Image	Located Imaged Modification on page 3744 of 11463 Tape UPB - $XXX 1 does not equal Modification UPB - $XXX			$XXX	$XXX				No
XXXXXX	XXXXXX	XXXXXX	$XXX	No			$XXX	No	X.XXX%	X.XXX%	No	$XXX	$XXX	Yes	XX/XX/XXXX	Yes	38	XX/XX/XXXX	XX/XX/XXXX	Yes	XX/XX/XXXX	XX/XX/XXXX	No		$XXX	LenderMODProgram	$XXX	X.XXX%		Step [99]												XX/XX/XXXX	0.05125	XX/XX/XXXX	0.06125																	0.06125	XX/XX/XXXX	Yes	2	314	$XXX	$XXX	$XXX	$XXX	$XXX						$XXX				$XXX	$XXX									No	Copy/Image	Mod did not require new disclosures; change was due to financial hardship. The Mod reflects and IO payment of $XXX from XX/XX/XXXX-XX/XX/XXXX at which time the monthly payments change in accordance with the terms of the Note which is an adjustable rate mortgage.			$XXX	$XXX				No			0
XXXXXX	XXXXXX	XXXXXX	$XXX	No			$XXX	No	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XXX	Non-HAMP	$XXX	X.XXX%	226	Fixed [1]																																		No		226	$XXX	$XXX	$XXX	$XXX	$XXX						$XXX														Yes	Copy/Image	The original note (P353), dated XX/XX/XXXX reflects an original balance of $XXX, with payments of $XXX at 6% fixed rate and maturity date of XX/XX/XXXX The subject modification (P 1071) had a combined principal balance of $XXX, of which $XXX was permanently forgiven and deducted from unpaid balance. The new principal balance was $XXX with a fixed interest rate of 2%, with first payment of$XXX due XX/XX/XXXX, for a period of 226 months. Modification was a result of default / delinquency, as evident by delinquency letters in file, with decreased rate and no additional advance; redisclosure not required. The file contained a mortgage statement (P 122), confirming the interest rate and P&I payment.			$XXX	$XXX				No			0
XXXXXX	XXXXXX	XXXXXX	$XXX	No			$XXX	No	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XXX	Non-HAMP	$XXX	X.XXX%	360	Fixed [1]																																		No		360	$XXX	$XXX	$XXX	$XXX	$XXX						$XXX														No	Copy/Image	The loan originally closed as a fixed rate note on XX/XX/XXXX with a rate of 5.50% located on page 17. The loan modified on XX/XX/XXXX located on page 32. The second modification was a Non-HAMP. The Modification was a result of default / delinquency, as evident by documents in the file, with decreased rate and payment. The Maturity Date changed from XX/XX/XXXX to XX/XX/XXXX There is no evidence in the loan file to show the re-disclosure was done. The most recent mortgage statement located on page 15 confirms the rate at 5.50% and P&I of$XXX			$XXX	$XXX				No			0
XXXXXX	XXXXXX	XXXXXX	$XXX	No			$XXX	No	X.XXX%	X.XXX%	No	$XXX	$XXX	Yes	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XXX	LenderMODProgram	$XXX	X.XXX%	177	Fixed [1]																																		No		177	$XXX	$XXX	$XXX	$XXX	$XXX						$XXX														No	Copy/Image	Non-Hamp fixed rate modification. Interest rate reduced from 11.6% to 7.5% and term increased Re-disclosure not required due to default status of mortgage per Foreclosure documentation in file.			$XXX	$XXX				No			0
XXXXXX	XXXXXX	XXXXXX	$XXX	No			$XXX	No	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes		$XXX		$XXX	X.XXX%	395	Fixed [1]																																		No		395																									No	Copy/Image	Modification states principal balance as $XXX. Modification was executed XX/XX/XXXX			$XXX	$XXX				No
XXXXXX	XXXXXX	XXXXXX	$XXX	No			$XXX	No	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes		$XXX	Non-HAMP	$XXX	X.XXX%	360	Fixed [1]																																		No		360					$139,302.81						$XXX														No	Copy/Image	This loan originally closed on XX/XX/XXXX as a fixed rate loan at 6.75% located on page 301. The Non-HAMP Modification was a result of default / delinquency, as evident by documents in the file, with decreased rate and payment. The Maturity Date changed from XX/XX/XXXX to XX/XX/XXXX. There is no evidence in the loan file to show the re-disclosure was done. The current mortgage statement on page 450 matches the P&I payment on the mod.			$XXX	$XXX				No			0
XXXXXX	XXXXXX	XXXXXX	$XXX	No			$XXX	No	X.XXX%	X.XXX%	No	$XXX	$XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XXX		$XXX	X.XXX%	299	Fixed [1]																																		No		299																									No	Copy/Image	Tape UPB and Interest Bearing Amount of - $XXX does not equal the Modification UPB or Interest Bearing Amount - $XXX			$XXX	$XXX				No